Document and Entity Information	12 Months Ended
Feb. 20, 2013
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb 21, 2013
Trading Symbol	PWR
Entity Registrant Name	QUANTA SERVICES INC
Entity Central Index Key	0001050915

Statements of Operations Recast for Discontinued Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Revenues	$ 1,532,001	$ 1,386,162	$ 1,328,764	$ 1,393,004	$ 1,112,674	$ 904,781	$ 783,305	$ 2,714,926	$ 1,688,086	$ 4,246,927	$ 2,800,760	$ 4,193,764
Cost of services (including depreciation)	1,280,001	1,173,258	1,142,700	1,213,713	940,619	763,986	713,730	2,315,958	1,477,716	3,595,959	2,418,335	3,632,048
Gross profit	252,000	212,904	186,064	179,291	172,055	140,795	69,575	398,968	210,370	650,968	382,425	561,716
Selling, general and administrative expenses	114,577	105,233	98,108	89,393	83,284	81,881	83,277	203,341	165,158	317,918	248,442	337,835
Amortization of intangible assets	10,290	9,326	9,165	8,292	8,067	6,643	6,037	18,491	12,680	28,781	20,747	29,039
Operating income (loss)	127,133	98,345	78,791	81,606	80,704	52,271	(19,739)	177,136	32,532	304,269	113,236	194,842
Interest expense	(963)	(958)	(575)	(573)	(734)	(246)	(250)	(1,533)	(496)	(2,496)	(1,230)	(1,803)
Interest income	383	387	408	305	226	249	286	795	535	1,178	761	1,066
Equity in earnings of unconsolidated affiliates	1,308									1,308
Other income (expense), net	(179)	(326)	130	(133)	(546)	167	(85)	(196)	82	(375)	(464)	(597)
Income (loss) from continuing operations before income taxes	127,682	97,448	78,754	81,205	79,650	52,441	(19,788)	176,202	32,653	303,884	112,303	193,508
Provision (benefit) for income taxes	39,596	35,271	28,669	17,996	31,788	21,255	(7,943)	63,940	13,312	103,536	45,100	63,096
Net income (loss) from continuing operations	88,086	62,177	50,085	63,209	47,862	31,186	(11,845)	112,262	19,341	200,348	67,203	130,412
Income (loss) from discontinued operations, net of taxes	12,770	7,620	(91)	7,599	7,738	3,127	(4,460)	7,529	(1,333)	20,299	6,405	14,004
Net income (loss)	100,856	69,797	49,994	70,808	55,600	34,313	(16,305)	119,791	18,008	220,647	73,608	144,416
Less: Net income attributable to noncontrolling interests	4,458	4,259	4,287	4,494	3,606	2,512	1,289	8,546	3,801	13,004	7,407	11,901
Net income (loss) attributable to common stock	96,398	65,538	45,707	66,314	51,994	31,801	(17,594)	111,245	14,207	207,643	66,201	132,515
Amounts attributable to common stock:
Net income (loss) from continuing operations	83,628	57,918	45,798	58,715	44,256	28,674	(13,134)	103,716	15,540	187,344	59,796	118,511
Net income (loss) from discontinued operations	12,770	7,620	(91)	7,599	7,738	3,127	(4,460)	7,529	(1,333)	20,299	6,405	14,004
Net income (loss) attributable to common stock	$ 96,398	$ 65,538	$ 45,707	$ 66,314	$ 51,994	$ 31,801	$ (17,594)	$ 111,245	$ 14,207	$ 207,643	$ 66,201	$ 132,515
Earnings (loss) per share attributable to common stock - basic: (a)
Continuing operations	$ 0.39	$ 0.27	$ 0.22	$ 0.28	$ 0.21	$ 0.13	$ (0.06)	$ 0.49	$ 0.07	$ 0.88	$ 0.28	$ 0.56
Discontinued operations	$ 0.06	$ 0.04		$ 0.04	$ 0.04	$ 0.02	$ (0.02)	$ 0.03		$ 0.1	$ 0.03	$ 0.06
Net income (loss) attributable to common stock	$ 0.45	$ 0.31	$ 0.22	$ 0.32	$ 0.25	$ 0.15	$ (0.08)	$ 0.52	$ 0.07	$ 0.98	$ 0.31	$ 0.62
Earnings (loss) per share attributable to common stock - diluted: (a)
Continuing operations	$ 0.39	$ 0.27	$ 0.22	$ 0.28	$ 0.21	$ 0.13	$ (0.06)	$ 0.49	$ 0.07	$ 0.88	$ 0.28	$ 0.56
Discontinued operations	$ 0.06	$ 0.04		$ 0.04	$ 0.04	$ 0.02	$ (0.02)	$ 0.03		$ 0.1	$ 0.03	$ 0.06
Net income (loss) attributable to common stock	$ 0.45	$ 0.31	$ 0.22	$ 0.32	$ 0.25	$ 0.15	$ (0.08)	$ 0.52	$ 0.07	$ 0.98	$ 0.31	$ 0.62
Weighted average basic shares outstanding	213,150	212,987	211,481	210,085	210,583	214,827	214,167	212,244	214,670	212,564	213,400	212,648
Weighted average diluted shares outstanding	213,242	213,087	211,592	210,204	210,692	215,023	214,167	212,342	215,606	212,650	214,055	213,168

Segment Data Recast for Discontinued Operations	12 Months Ended
Feb. 20, 2013
Segment Data Recast for Discontinued Operations

LOGO	Quanta Services, Inc. and Subsidiaries 2012 and 2011 Segment Data Recast for Discontinued Operations (In thousands) (Unaudited)

	Three Months Ended March 31, 2012	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Revenues:
Electric Power	$932,213	$1,006,073	$1,938,286	$1,088,586	$3,026,872
Natural Gas and Pipeline	356,967	337,595	694,562	394,215	1,088,777
Fiber Optic Licensing and Other	39,584	42,494	82,078	49,200	131,278

Consolidated revenues	$1,328,764	$1,386,162	$2,714,926	$1,532,001	$4,246,927

Operating income (loss):
Electric Power	$114,214	$110,735	$224,949	$137,445	$362,394
Natural Gas and Pipeline	(10,535)	15,055	4,520	23,429	27,949
Fiber Optic Licensing and Other	14,540	15,423	29,963	15,114	45,077
Corporate and Non-Allocated Costs	(39,428)	(42,868)	(82,296)	(48,855)	(131,151)

Consolidated operating income	$78,791	$98,345	$177,136	$127,133	$304,269

	Three Months Ended March 31, 2011	Three Months Ended June 30, 2011	Six Months Ended June 30, 2011	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011	Three Months Ended December 31, 2011	Twelve Months Ended December 31, 2011
Revenues:
Electric Power	$563,970	$662,173	$1,226,143	$821,719	$2,047,862	$974,797	$3,022,659
Natural Gas and Pipeline	176,352	205,538	381,890	253,025	634,915	376,333	1,011,248
Fiber Optic Licensing and Other	42,983	37,070	80,053	37,930	117,983	41,874	159,857

Consolidated revenues	$783,305	$904,781	$1,688,086	$1,112,674	$2,800,760	$1,393,004	$4,193,764

Operating income (loss):
Electric Power	$32,340	$71,144	$103,484	$103,087	$206,571	$131,155	$337,726
Natural Gas and Pipeline	(36,653)	(1,859)	(38,512)	(3,886)	(42,398)	(35,909)	(78,307)
Fiber Optic Licensing and Other	10,916	14,278	25,194	12,662	37,856	15,620	53,476
Corporate and Non-Allocated Costs	(26,342)	(31,292)	(57,634)	(31,159)	(88,793)	(29,260)	(118,053)

Consolidated operating income (loss)	$(19,739)	$52,271	$32,532	$80,704	$113,236	$81,606	$194,842

Segment Data Recast for Discontinued Operations (Tables)	12 Months Ended
Feb. 20, 2013
Summarized Financial Information

	Three Months Ended March 31, 2012	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Revenues:
Electric Power	$932,213	$1,006,073	$1,938,286	$1,088,586	$3,026,872
Natural Gas and Pipeline	356,967	337,595	694,562	394,215	1,088,777
Fiber Optic Licensing and Other	39,584	42,494	82,078	49,200	131,278

Consolidated revenues	$1,328,764	$1,386,162	$2,714,926	$1,532,001	$4,246,927

Operating income (loss):
Electric Power	$114,214	$110,735	$224,949	$137,445	$362,394
Natural Gas and Pipeline	(10,535)	15,055	4,520	23,429	27,949
Fiber Optic Licensing and Other	14,540	15,423	29,963	15,114	45,077
Corporate and Non-Allocated Costs	(39,428)	(42,868)	(82,296)	(48,855)	(131,151)

Consolidated operating income	$78,791	$98,345	$177,136	$127,133	$304,269

	Three Months Ended March 31, 2011	Three Months Ended June 30, 2011	Six Months Ended June 30, 2011	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011	Three Months Ended December 31, 2011	Twelve Months Ended December 31, 2011
Revenues:
Electric Power	$563,970	$662,173	$1,226,143	$821,719	$2,047,862	$974,797	$3,022,659
Natural Gas and Pipeline	176,352	205,538	381,890	253,025	634,915	376,333	1,011,248
Fiber Optic Licensing and Other	42,983	37,070	80,053	37,930	117,983	41,874	159,857

Consolidated revenues	$783,305	$904,781	$1,688,086	$1,112,674	$2,800,760	$1,393,004	$4,193,764

Operating income (loss):
Electric Power	$32,340	$71,144	$103,484	$103,087	$206,571	$131,155	$337,726
Natural Gas and Pipeline	(36,653)	(1,859)	(38,512)	(3,886)	(42,398)	(35,909)	(78,307)
Fiber Optic Licensing and Other	10,916	14,278	25,194	12,662	37,856	15,620	53,476
Corporate and Non-Allocated Costs	(26,342)	(31,292)	(57,634)	(31,159)	(88,793)	(29,260)	(118,053)

Consolidated operating income (loss)	$(19,739)	$52,271	$32,532	$80,704	$113,236	$81,606	$194,842

Segment Data Recast for Discontinued - Summarized Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 1,532,001	$ 1,386,162	$ 1,328,764	$ 1,393,004	$ 1,112,674	$ 904,781	$ 783,305	$ 2,714,926	$ 1,688,086	$ 4,246,927	$ 2,800,760	$ 4,193,764
Operating income (loss)	127,133	98,345	78,791	81,606	80,704	52,271	(19,739)	177,136	32,532	304,269	113,236	194,842
Electric Power [Member]
Segment Reporting Information [Line Items]
Revenues	1,088,586	1,006,073	932,213	974,797	821,719	662,173	563,970	1,938,286	1,226,143	3,026,872	2,047,862	3,022,659
Operating income (loss)	137,445	110,735	114,214	131,155	103,087	71,144	32,340	224,949	103,484	362,394	206,571	337,726
Natural Gas and Pipeline [Member]
Segment Reporting Information [Line Items]
Revenues	394,215	337,595	356,967	376,333	253,025	205,538	176,352	694,562	381,890	1,088,777	634,915	1,011,248
Operating income (loss)	23,429	15,055	(10,535)	(35,909)	(3,886)	(1,859)	(36,653)	4,520	(38,512)	27,949	(42,398)	(78,307)
Fiber Optic Licensing and Other [Member]
Segment Reporting Information [Line Items]
Revenues	49,200	42,494	39,584	41,874	37,930	37,070	42,983	82,078	80,053	131,278	117,983	159,857
Operating income (loss)	15,114	15,423	14,540	15,620	12,662	14,278	10,916	29,963	25,194	45,077	37,856	53,476
Corporate and non-allocated costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (48,855)	$ (42,868)	$ (39,428)	$ (29,260)	$ (31,159)	$ (31,292)	$ (26,342)	$ (82,296)	$ (57,634)	$ (131,151)	$ (88,793)	$ (118,053)